Exhibit 99.9

Monthly Investor Report: Verizon Master Trust – VZMT 2024-4

Collection Period	May 2025
Payment Date	6/20/2025
Transaction Month	12
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note/ Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a		6/22/26	6/20/29	$288,686,000		5.21%		5.21%
Class A-1b		6/22/26	6/20/29	$245,918,000	31	SOFR30A + 0.55%	6/12/25 4.30385%	4.85%
Class B		6/22/26	6/20/29	$40,872,000		5.40%		5.40%
Class C		6/22/26	6/20/29	$24,524,000		5.60%		5.60%

Total				$600,000,000

Series Alloc % x Group One Available Funds								$42,836,303.80
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption								$0.00

Total Available Funds								$42,836,303.80

Beginning of Period Reserve Account Balance								$6,539,509.54
Required Reserve Amount								$6,539,509.54
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								$0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$6,539,509.54

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$44.58	$44.58	$0.00	$0.00		$42,836,259.22
Owner Trustee Fee			$0.00	$0.00	$0.00	$0.00		$42,836,259.22
Asset Representations Reviewer Fee			$24.63	$24.63	$0.00	$0.00		$42,836,234.59
Supplemental ARR Fee			$98.53	$98.53	$0.00	$0.00		$42,836,136.06
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$42,834,886.06
Servicing Fee			$460,346.84	$460,346.84	$0.00	$0.00		$42,374,539.22
Class A-1a Note Interest			$1,253,378.38	$1,253,378.38	$0.00	$0.00		$41,121,160.84
Class A-1b Note Interest			$1,027,864.49	$1,027,864.49	$0.00	$0.00		$40,093,296.35
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$40,093,296.35
Class B Note Interest			$183,924.00	$183,924.00	$0.00	$0.00		$39,909,372.35
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$39,909,372.35
Class C Note Interest			$114,445.33	$114,445.33	$0.00	$0.00		$39,794,927.02
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$39,794,927.02
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$39,794,927.02
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$39,794,927.02
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$39,794,927.02
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$39,794,927.02
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$39,794,927.02
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$39,794,927.02
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$39,794,927.02
Class R Interest			$39,794,927.02	$39,794,927.02	$0.00	$0.00		$0.00

Total			$42,836,303.80	$42,836,303.80	$0.00	$0.00

Total Priority, Regular and Accelerated Principal Payments								$0.00

Noteholder Payments			Note Balance Payments	PFA Account Payment	Interest Payment	Add’l Interest Amount	Make-Whole Payment	Total Payment
Class A-1a			$0.00	$0.00	$1,253,378.38	$0.00	$0.00	$1,253,378.38
Class A-1b			$0.00	$0.00	$1,027,864.49	$0.00	$0.00	$1,027,864.49
Class B			$0.00	$0.00	$183,924.00	$0.00	$0.00	$183,924.00
Class C			$0.00	$0.00	$114,445.33	$0.00	$0.00	$114,445.33

Total			$0.00	$0.00	$2,579,612.20	$0.00	$0.00	$2,579,612.20

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Total Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.34	$0.00	$4.34	$288,686,000.00	$1.00	$288,686,000.00	$1.00
Class A-1b	$1,000.00	$4.18	$0.00	$4.18	$245,918,000.00	$1.00	$245,918,000.00	$1.00
Class B	$1,000.00	$4.50	$0.00	$4.50	$40,872,000.00	$1.00	$40,872,000.00	$1.00
Class C	$1,000.00	$4.67	$0.00	$4.67	$24,524,000.00	$1.00	$24,524,000.00	$1.00

Total	$1,000.00	$4.30	$0.00	$4.30	$600,000,000.00	$1.00	$600,000,000.00	$1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$300,000,000.00			$300,000,000.00
Principal Funding Account Balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.